Capital structure and financing - C.4. Lease liability (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share Capital, Reserves And Other Equity Interest And Financial Instruments [Abstract]
Current	$ 156	$ 189
Non-Current	798	854
Total Lease liabilities	954	1,043
Total cash outflow for leases	$ (324)	$ (292)	$ (285)